Supplement to Accumulation Life[registered trademark symbol] Prospectus
                    Supplement dated April 30, 2012 to
             Prospectus dated April 30, 1998 as supplemented

    The disclosure set forth below replaces the information under the heading
     "Fund Expenses" found in the prospectus and any other prior supplements.
================================================================================
                      ANNUAL PORTFOLIO OPERATING EXPENSES
                    (as a percentage of average net assets)
================================================================================
The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2011. The table below shows the Total Annual Portfolio Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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
Fidelity VIP Asset Manager 	   0.51% (1)	None		0.13%	     0.64% (2)	  None		0.64%
Portfolio - Initial Class
Fidelity VIP Asset Manager
Growth Portfolio - Initial Class   0.56% (1)	None		0.18%	     0.74%	  None		0.74% (3)
Fidelity VIP Contrafund
[registered trademark symbol] 	   0.56%	None		0.09%	     0.65%	  None		0.65%
Portfolio - Initial Class
Fidelity VIP Equity-Income 	   0.46%	None		0.10%	     0.56%	  None		0.56%
Portfolio - Initial Class
Fidelity VIP Growth Portfolio -    0.56%	None		0.10%	     0.66%	  None		0.66%
Initial Class
Fidelity VIP High Income 	   0.57%	None		0.12%	     0.69%	  None		0.69%
Portfolio - Initial Class
Fidelity VIP Index 500 Portfolio - 0.045%	None		0.055%	     0.10%	  None		0.10%
Initial Class
Fidelity VIP Investment Grade      0.32%	None		0.11%	     0.43%	  None		0.43%
Bond Portfolio - Initial Class
Fidelity VIP Money Market 	   0.17%	None		0.09%	     0.26%	  None		0.26%
Portfolio - Initial Class
Fidelity VIP Overseas Portfolio -  0.71%	None		0.14%	     0.85%	  None		0.85%
Initial Class
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ING Global Resources Portfolio -   0.64%	None		0.26%	     0.90%	  None	    	0.90%
Class S
ING JPMorgan Emerging Markets 	   1.25%	None		0.01%	     1.26%	  None		1.26%
Equity Portfolio - Class I
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Pioneer Bond VCT Portfolio - 	   0.50%	None		0.36%	     0.86%	 -0.24%		0.62% (4)
Class I Shares
Pioneer Fund VCT Portfolio - 	   0.65%	None		0.08%	     0.73%	  None		0.73%
Class I Shares
Pioneer Growth Opportunities VCT   0.74%	None		0.10%	     0.84%	  None		0.84%
Portfolio - Class I Shares
Pioneer Mid Cap Value  VCT 	   0.65%	None		0.07%	     0.72%	  None		0.72%
Portfolio - Class I Shares
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The above portfolio expenses were provided by the portfolios. We have not independently verified the accuracy of the information.
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1 	The fund may invest in Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that
	invests in commodity-linked derivative instruments.  Fidelity Management & Research Company (FMR) has contractually
	agreed to waive the fund's management fee in an amount equal to its proportionate share of the management fee
	paid to FMR by the subsidiary based on the fund's proportionate ownership of the central fund.  This
	arrangement will remain in effect for at least one year from the effective date of the prospectus, and
	will remain in effect thereafter as long as FMR's contract with the subsidiary is in place.  If FMR's contract
	with the subsidiary is terminated, FMR, in its sole discretion, may discontinue the arrangement.  For
	the fund's most recent fiscal year, the waiver rounded to less than 0.01% for each class.

2 	Differs from the ratio of expenses to average net assets in the Financial Highlights section of the
	portfolio prospectus because the total annual operating expenses shown include acquired fund fees and
	expenses.

3       Differs from the ratio of expenses to average net assets in the Financial Highlights section of the
	portfolio prospectus because of acquired fund fees and expenses.

4 	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares. This
	expense limitation is in effect through May 1, 2013. There can be no assurance that the adviser will extend
	the expense limitation beyond such time. While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

Appendix B and C
Changes to the portfolio expenses affect the results of the Appendix B and C in your prospectus and any previous supplements. We have chosen not to update Appendix B or C here.
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